Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Vehicle rental									$ 6,026	$ 5,707	$ 5,297
Other									2,459	2,230	2,060
Net revenues									8,485	7,937	7,357
Expenses
Operating									4,251	4,074	3,824
Vehicle depreciation and lease charges, net									1,996	1,811	1,471
Selling, general and administrative									1,080	1,019	925
Vehicle interest, net									282	264	297
Non-vehicle related depreciation and amortization									180	152	125
Interest expense related to corporate debt, net:
Interest expense									209	228	268
Early extinguishment of debt									56	147	75
Restructuring expense									26	61	38
Transaction-related costs, net									13	51	34
Impairment									0	33	0
Total expenses									8,093	7,840	7,057
Income before income taxes									392	97	300
Provision for income taxes									147	81	10
Net income									$ 245	$ 16	$ 290
Earnings (loss) per share
Basic (in dollars per share)	$ 0.22	$ 1.84	$ 0.25	$ 0.03	$ (0.26)	$ 1.09	$ (0.26)	$ (0.43)	$ 2.32	$ 0.15	$ 2.72
Diluted (in dollars per share)	$ 0.21	$ 1.74	$ 0.24	$ 0.03	$ (0.26)	$ 1.02	$ (0.26)	$ (0.43)	$ 2.22	$ 0.15	$ 2.42